Intangible assets (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Intangible asset in service
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning	R$ 11,201,945	R$ 10,033,251
Transfers from contract assets	2,303,950	1,888,949
Other transfers	15	3
Amortization of quotas - concession and authorization	(732,351)	(641,536)
Loss on disposal	(75,644)	(78,722)
Intangible assets, ending	12,697,915	11,201,945
Special liabilities in service
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning	2,884,618	2,775,424
Transfers from contract assets	(200,428)	(273,071)
Other transfers	0	0
Amortization of quotas - concession and authorization	175,489	163,877
Loss on disposal	0	0
Intangible assets, ending	2,909,557	2,884,618
Total
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning	8,317,327	7,257,827
Transfers from contract assets	2,103,522	1,615,878
Other transfers	15	3
Amortization of quotas - concession and authorization	(556,862)	(477,659)
Loss on disposal	(75,644)	(78,722)
Intangible assets, ending	R$ 9,788,358	R$ 8,317,327